CURRENT AND DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2021
CURRENT AND DEFERRED TAX [Abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	December 31, 2021	December 31, 2020
Income/(loss) before income taxes	$(32,933,645)	$(20,249,424)
Applicable statutory rate	27.00%	27.00%
Income tax expense at statutory rate	(8,892,084)	(5,467,344)
Increase/(decrease) attributable to:
Change in deferred tax assets not recognized	8,122,508	5,337,431
Change in tax rate	530,940	-
Rate differential due to foreign operations	145,053	78,587
Share-based compensation	503,033	457,349
Reclamation	(419,666)	(412,815)
Non-deductible items	10,216	6,792
Income tax expense	$-	$-
Effective tax rate	0%	0%

Disclosure of composition of deferred tax assets (liabilities) [Table Text Block]
	December 31, 2021	December 31, 2020
Exploration and development expenditures	$(50,964)	$(91,705)
Non-capital losses	249,100	319,425
Right-of-use assets	(198,136)	(227,720)
Total	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31, 2021	December 31, 2020
Exploration and development expenditures	$41,236,815	$24,472,852
Non-capital losses	42,063,515	25,908,177
Share-issuance costs	3,444,913	3,571,049
Reclamation and remediation liabilities	5,326,843	4,538,985
Finance leases under IFRS 16	932,700	1,006,040
Unrealized foreign exchange losses	1,180,161	795,080
Charitable contributions	14,277	8,718
Accrued liabilities	196,784	-
Total temporary differences and losses for which no deferred tax asset is recognized	$94,396,007	$60,300,901